Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventories
Inventories, net	$ 4,163,825	¥ 28,909,438	¥ 20,539,543
Products
Inventories
Inventories, net		28,778,528	20,436,275
Packing materials and others
Inventories
Inventories, net		¥ 130,910	¥ 103,268